Statements of Cash Flows (USD $)	3 Months Ended	12 Months Ended		27 Months Ended
	Mar. 31, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,000)	$ (8,651)	$ (13,194)	$ (22,845)
Adjustments to reconcile net loss to net cash used in operating activities
Accrued expenses	0	2,063	0	2,063
NET CASH USED IN OPERATING ACTIVITIES	(1,000)	(6,588)	(13,194)	(20,782)
CASH FLOWS FROM FINANCING ACTIVITIES:
Collection of stock subscription receivable	1,000	6,588	13,194	20,782
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,000	6,588	13,194	20,782
NET CHANGE IN CASH	0	0	0	0
Cash at beginning of period	0	0	0	0
Cash at end of period	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	0	0	0	0
Income tax paid	$ 0	$ 0	$ 0	$ 0